Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000718935
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Sep. 30, 2025